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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London, SW1X 7AW, UK


Form 13F File Number:      028-11935

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Mark Jessop
Title: Operations Manager
Phone: + 44 20 3180 5804

Signature, Place, and Date of Signing:

/s/ Mark Jessop                      London, UK                November 14, 2008
-------------------------        -----------------------       -----------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   30
                                                          ------------------

Form 13F Information Table Value Total:                             $217,529
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ------------------------           ------------------

         NONE


                                               Bluecrest Capital Management Limited
                                                     Form 13F Information Table
                                                Quarter ended September 30, 2008

                                                                                     Investment Discretion          Voting Authority

                                                   Fair Market    Shares or
                            Title of       Cusip     Value        Principal  SH/  Put/      Shared- Shared- Other
Issuer                      of Class       Number (in thousands)    Amount   PRN  Call Sole Defined Other   Mngrs** Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES      NOTE 6.000%
INC                         5/0           007903AL1   $9,157     18,500,000  PRN         X                        18,500,000
-----------------------------------------------------------------------------------------------------------------------------------
BUSCH COS INC               COM           035229103   $1,751        27,000   SH          X                          27,000
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                   COM           037833100     $95         50,000   SH    CALL  X                          50,000
-----------------------------------------------------------------------------------------------------------------------------------
BANCO ITAU                  SP ADR
HLDG FINANCIERAS            500 PFD       059602201     $30         1,718    SH          X                          1,718
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON PPTYS LTD            NOTE 2.875%
PARTNERSHIP                 2/1           10112RAK0   $8,627     10,000,000  PRN
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON PPTYS LTD            NOTE 3.750%
PARTNERSHIP                 5/1           10112RAG9   $18,615    18,000,000  PRN         X                        18,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            SPONSORED
BHP BILLITON PLC            ADR           05545E209    $264         5,760    SH          X                          5,760
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC               COM           172967101   $3,199       156,000   SH          X                         156,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC               COM           172967101    $466        200,000   SH    PUT   X                         200,000
-----------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC               COM           12572Q105   $2,972        8,000    SH          X                          8,000
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY
GROUP I                     COM           210371100   $1,526        62,800   SH          X                          62,800
-----------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP      COM           269246104     $45        300,000   SH    CALL  X                         300,000
-----------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                 COM           292764107    $273         26,447   SH          X                          26,447
-----------------------------------------------------------------------------------------------------------------------------------
FORDING CDN COAL TR         TR UNIT       345425102     $83         1,000    SH          X                          1,000
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER
& GO                        COM           35671D857    $170         3,000    SH          X                          3,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                     Investment Discretion          Voting Authority

                                                   Fair Market    Shares or
                            Title of       Cusip     Value        Principal  SH/  Put/      Shared- Shared- Other
Issuer                      of Class       Number (in thousands)    Amount   PRN  Call Sole Defined Other   Mngrs** Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC               COM           368710406   $1,152        13,000   SH          X                          13,000
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC     COM           38141G104     $70        300,000   SH    CALL  X                         300,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 4.750%
HEALTH CARE REIT INC        7/1           42217KAQ9   $22,384       20,000   PRN         X                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
                            MSCI
ISHARES TR                  EMERG MKT     464287234   $11,672     1,500,000  SH    PUT   X                        1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC       COM           524908100     $4          20,000   SH          X                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
NAVTEQ CORP                 COM           63936L100     $0         100,000   SH    PUT   X                         100,000
-----------------------------------------------------------------------------------------------------------------------------------
                            NOTE 1.250%
NEWMONT MINING CORP         7/1           651639AJ5   $17,661     17,638,000 PRN         X                        17,638,000
-----------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO         SPONSORED
SA PETRO                    ADR           71654V408     $82         1,868    SH          X                          1,868
-----------------------------------------------------------------------------------------------------------------------------------
                            DBCV 2.750%
PLACER DOME INC             10/1          725906AK7   $61,757     40,000,000 PRN         X                        40,000,000
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL HOLDRS TR            DEP RCPT      76127U101     $50         63,000   SH    PUT   X                          63,000
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR       SBI INT-FINL  81369Y605    $332         16,700   SH          X                          16,700
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR       SBI INT-FINL  81369Y605    $299       1,100,000  SH    CALL  X                        1,100,000
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX      NOTE 1.500%
INC                         12/1          893830AV1   $46,378     50,000,000 PRN         X                        50,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                            DBCV 2.850%
VORNADO RLTY TR             4/0           929042AC3   $8,263      10,000,000 PRN         X                        10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                   COM           984332106    $152         500,000  SH    CALL  X                         500,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                              $217,529
(in thousands)
